UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value
Equity Securities - 96.6%
Common Stock - 96.4%
Australia - 3.1%
34,058	GrainCorp, Ltd., Class A	$236,525
688,600	Metals X, Ltd. (a)	410,350
15,987	Mineral Resources, Ltd.	131,301
79,661	Tassal Group, Ltd.	275,700
85,600	The Star Entertainment Group, Ltd.	357,729
		1,411,605
Austria - 1.6%
9,049	BUWOG AG (a)	228,305
3,758	Oesterreichische Post AG	149,697
9,581	Palfinger AG	354,669
		732,671
Belgium - 0.7%
30,277	AGFA-Gevaert NV (a)	148,158
975	Barco NV	97,668
572	Cie d'Entreprises CFE	80,059
		325,885
Canada - 6.5%
31,270	Canam Group, Inc.	155,427
94,210	Cardinal Energy, Ltd.	517,151
95,702	Gran Tierra Energy, Inc. (a)	254,754
54,480	Granite Oil Corp.	250,718
84,500	Nevsun Resources, Ltd.	217,310
121,890	Surge Energy, Inc.	238,308
96,580	TORC Oil & Gas, Ltd.	496,027
193,230	Western Forest Products, Inc.	315,306
59,790	Whitecap Resources, Inc.	465,336
		2,910,337
China - 1.0%
324,941	China Lesso Group Holdings, Ltd.	274,704
132,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	73,206
102,000	Xinyi Glass Holdings, Ltd.	89,774
		437,684
Denmark - 1.9%
3,388	Dfds A/S (a)	186,317
4,160	Jyske Bank A/S	210,458
12,425	Matas A/S	176,390
13,543	Scandinavian Tobacco Group A/S (b)	236,734
510	Schouw & Co. AB	46,769
		856,668
Finland - 0.3%
25,138	Metsa Board OYJ	155,406
Germany - 5.4%
31,995	ADVA Optical Networking SE (a)	359,925
4,458	Bilfinger SE (a)	171,637
3,286	Carl Zeiss Meditec AG	140,150
1,671	Cewe Stiftung & Co. KGAA	146,442
34,663	Deutz AG	239,214
3,752	Duerr AG	334,940
13,498	ElringKlinger AG	262,362
4,953	Jenoptik AG	122,797
13,122	Kloeckner & Co. SE	141,875
9,651	RHOEN-KLINIKUM AG	263,261
15,502	SAF-Holland SA	258,647
		2,441,250
Hong Kong - 2.2%
29,500	Kingboard Chemical Holdings, Ltd.	108,943
603,200	Man Wah Holdings, Ltd.	478,897
55,000	Melco International Development, Ltd.	97,098
338,090	Skyworth Digital Holdings, Ltd.	222,740
Shares	Security Description	Value
23,200	Television Broadcasts, Ltd.	$93,737
		1,001,415
Indonesia - 0.4%
12,011,500	Panin Financial Tbk PT (a)	191,095
Ireland - 0.9%
14,484	Smurfit Kappa Group PLC	382,734
Israel - 0.4%
4,628	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	196,746
Italy - 3.7%
11,760	Banca Generali SpA	307,367
2,620	Biesse SpA	71,217
122,210	Cairo Communication SpA	579,641
98,812	Saras SpA	188,794
73,121	Unipol Gruppo Finanziario SpA	302,349
27,830	Zignago Vetro SpA	213,167
		1,662,535
Japan - 25.0%
12,300	Alpine Electronics, Inc.	176,882
6,000	Alps Electric Co., Ltd.	170,035
6,000	AOKI Holdings, Inc.	69,469
9,400	Arcs Co., Ltd.	224,847
21,000	Avex Group Holdings, Inc.	303,503
10,200	BML, Inc.	224,559
32,000	Chugoku Marine Paints, Ltd.	237,708
15,900	DCM Holdings Co., Ltd.	146,675
5,850	DIC Corp.	215,966
4,800	Doutor Nichires Holdings Co., Ltd.	93,948
10,400	FCC Co., Ltd.	207,570
43,200	FIDEA Holdings Co., Ltd.	80,323
54,500	Hitachi Zosen Corp.	310,366
4,000	Hogy Medical Co., Ltd.	251,864
12,000	Icom, Inc.	275,829
1,700	J-Oil Mills, Inc.	64,134
5,200	Kaga Electronics Co., Ltd.	92,295
13,100	Kanamoto Co., Ltd.	352,652
4,200	Kato Sangyo Co., Ltd.	107,745
5,500	Kohnan Shoji Co., Ltd.	103,993
23,000	Makino Milling Machine Co., Ltd.	199,362
30,000	Marudai Food Co., Ltd.	131,231
13,800	Miraca Holdings, Inc.	634,654
1,200	Mochida Pharmaceutical Co., Ltd.	89,033
156,600	Monex Group, Inc.	375,570
7,000	NET One Systems Co., Ltd.	56,777
27,000	Nippon Chemi-Con Corp.	88,521
18,000	Nippon Kayaku Co., Ltd.	244,139
16,300	Nissin Electric Co., Ltd.	188,285
55,300	NTN Corp.	275,184
19,000	Pacific Industrial Co., Ltd.	270,161
2,000	Plenus Co., Ltd.	44,301
83,400	Round One Corp.	662,975
7,620	Ryosan Co., Ltd.	229,291
7,300	Saizeriya Co., Ltd.	183,467
48,400	Sega Sammy Holdings, Inc.	648,637
24,300	Seino Holdings Co., Ltd.	272,837
28,000	Shinmaywa Industries, Ltd.	267,349
9,300	Ship Healthcare Holdings, Inc.	247,348
62,900	SKY Perfect JSAT Holdings, Inc.	265,544
16,700	Star Micronics Co., Ltd.	256,058
73,000	Takara Leben Co., Ltd.	325,231
25,000	Takuma Co., Ltd.	244,543
4,690	TechnoPro Holdings, Inc.	180,935
9,200	TOMONY Holdings, Inc.	48,756
23,700	Toppan Forms Co., Ltd.	232,040
65,000	Toshiba TEC Corp. (a)	363,738
13,800	United Arrows, Ltd.	417,731

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares		Security Description		Value
5,000		Yuasa Trading Co., Ltd.		$138,552
				11,292,613
Malaysia - 1.0%
250,400		Alliance Financial Group Bhd		230,851
32,631		Berjaya Sports Toto Bhd		21,457
399,000		Supermax Corp. Bhd		179,417
				431,725
Malta - 0.2%
9,729		Kindred Group PLC, SDR		100,866
Mexico - 1.4%
171,400		Concentradora Hipotecaria SAPI de CV REIT		205,802
584,481		Consorcio ARA SAB de CV		184,814
159,160		PLA Administradora Industrial S de RL de CV REIT (a)		259,709
				650,325
Netherlands - 2.5%
21,096		BE Semiconductor Industries NV		860,487
14,617		Intertrust NV (b)		280,369
				1,140,856
Norway - 1.5%
5,853		Aker ASA, Class A		226,316
37,832		Austevoll Seafood ASA		277,587
8,467		Salmar ASA		182,629
				686,532
Panama - 1.0%
16,716		Banco Latinoamericano de Comerico Exterior SA, Class E		463,702
Philippines - 0.5%
133,520		Metropolitan Bank & Trust Co.		212,887
Portugal - 1.2%
99,400		NOS SGPS SA		541,864
Singapore - 0.8%
283,746		Symphony International Holdings, Ltd. (a)		241,184
15,100		Venture Corp., Ltd.		123,814
				364,998
South Africa - 0.6%
524,255		PPC, Ltd. (a)		254,386
South Korea - 2.7%
46,890		DGB Financial Group, Inc.		454,937
11,494		Hankook Tire Worldwide Co., Ltd.		199,909
28,576		Jusung Engineering Co., Ltd. (a)		248,376
5,123		LS Corp.		294,104
				1,197,326
Spain - 0.5%
10,336		Ebro Foods SA		208,951
Sweden - 1.0%
74,413		Cloetta AB, Class B		293,976
13,338		Peab AB		127,342
2,652		Wihlborgs Fastigheter AB		50,284
				471,602
Switzerland - 3.7%
5,299		Aryzta AG (a)		170,082
166		dormakaba Holding AG		132,084
160		Forbo Holding AG		244,876
212		Georg Fischer AG		192,814
1,703		Kardex AG (a)		166,364
47,042		OC Oerlikon Corp. AG (a)		502,520
2,380		Valiant Holding AG		253,290
				1,662,030
Shares		Security Description		Value
Taiwan - 5.7%
67,357		Chicony Electronics Co., Ltd.		$171,819
288,543		China Life Insurance Co., Ltd.		285,286
15,361		ChipMOS TECHNOLOGIES, INC., ADR		272,658
76,793		FLEXium Interconnect, Inc.		267,007
33,000		Global Unichip Corp. (a)		110,390
524,328		King's Town Bank Co., Ltd.		521,001
158,000		Micro-Star International Co., Ltd.		367,630
68,000		Realtek Semiconductor Corp.		243,157
41,000		Sheng Yu Steel Co., Ltd.		51,685
36,000		Taiwan FU Hsing Industrial Co., Ltd.		49,772
236,000		Teco Electric and Machinery Co., Ltd.		239,947
				2,580,352
United Arab Emirates - 0.8%
422,580		Gulf Marine Services PLC		370,615
United Kingdom - 17.7%
45,740		Arrow Global Group PLC		205,591
151,370		Blancco Technology Group PLC		430,509
22,522		Bovis Homes Group PLC		238,723
55,140		Brewin Dolphin Holdings PLC		215,821
95,285		Cambian Group PLC (a)		174,896
15,674		Dialog Semiconductor PLC (a)		800,352
65,502		Electrocomponents PLC		388,507
39,951		Fenner PLC		146,535
82,093		Hays PLC		161,481
95,017		JD Sports Fashion PLC		458,687
19,419		Kennedy Wilson Europe Real Estate PLC		229,798
412,217		Ladbrokes Coral Group PLC		667,275
205,414		Lookers PLC		330,068
136,009		Pagegroup PLC		729,166
35,370		Playtech PLC		412,573
214,252		QinetiQ Group PLC		748,938
17,346		Redde PLC		32,871
49,352		Safestore Holdings PLC REIT		234,348
16,390		Secure Trust Bank PLC		423,433
81,888		Tyman PLC		329,851
47,704		Virgin Money Holdings UK PLC		191,617
19,355		WH Smith PLC		429,951
				7,980,991
United States - 0.5%
26,300		Tahoe Resources, Inc.		211,215
Total Common Stock (Cost $40,213,583)				43,529,867
Shares	Security Description	Rate		Value
Preferred Stock - 0.2%
Brazil - 0.2%
10,676		Banco ABC Brasil SA (Cost $61,220)	0.54%	63,669
Total Equity Securities (Cost $40,274,803)				43,593,536
Investment Companies - 0.5%
554,900		Digital Telecommunications Infrastructure Fund (Cost $192,293)		229,308
Money Market Fund - 2.6%
1,182,892		BlackRock Liquidity Funds FedFund Portfolio, 0.59% (c) (Cost $1,182,892)		1,182,892
Total Investments - 99.7% (Cost $41,649,988)*				$45,005,736
Other Assets & Liabilities, Net – 0.3%				152,256
Net Assets – 100.0%				$45,157,992

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $517,103 or 1.1% of net assets.
(c)	Variable rate security. Rate presented is as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,026,845
Gross Unrealized Depreciation	(1,671,097)
Net Unrealized Appreciation	$3,355,748

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$1,411,605	$-	$-	$1,411,605
Austria	732,671	-	-	732,671
Belgium	325,885	-	-	325,885
Canada	2,910,337	-	-	2,910,337
China	437,684	-	-	437,684
Denmark	856,668	-	-	856,668
Finland	155,406	-	-	155,406
Germany	2,441,250	-	-	2,441,250
Hong Kong	1,001,415	-	-	1,001,415
Indonesia	191,095	-	-	191,095
Ireland	382,734	-	-	382,734
Israel	196,746	-	-	196,746
Italy	1,662,535	-	-	1,662,535
Japan	11,292,613	-	-	11,292,613
Malaysia	431,725	-	-	431,725
Malta	100,866	-	-	100,866
Mexico	650,325	-	-	650,325
Netherlands	1,140,856	-	-	1,140,856
Norway	686,532	-	-	686,532
Panama	463,702	-	-	463,702
Philippines	212,887	-	-	212,887
Portugal	541,864	-	-	541,864
Singapore	364,998	-	-	364,998
South Africa	254,386	-	-	254,386
South Korea	1,197,326	-	-	1,197,326
Spain	208,951	-	-	208,951
Sweden	471,602	-	-	471,602
Switzerland	1,662,030	-	-	1,662,030
Taiwan	2,580,352	-	-	2,580,352
United Arab Emirates	370,615	-	-	370,615
United Kingdom	7,980,991	-	-	7,980,991
United States	211,215	-	-	211,215
Preferred Stock
Brazil	63,669	-	-	63,669
Investment Companies	229,308	-	-	229,308
Money Market Fund	-	1,182,892	-	1,182,892
Total Investments At Value	$43,822,844	$1,182,892	$-	$45,005,736

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Common Stock

Balance as of June 30, 2016	$23,316
Tender Offer	(21,131)
Sales	(1,368)
Realized Gain / (Loss)	1,439
Change in Unrealized Appreciation/ (Depreciation)	(2,256)
Balance as of March 31, 2017	$-
Net change in unrealized appreciation (depreciation) from investments held as of March 31, 2017	$-

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value
Common Stock - 96.6%
Consumer Discretionary - 16.0%
59,440	America's Car-Mart, Inc. (a)	$2,166,588
39,200	Beazer Homes USA, Inc. (a)	475,496
14,000	Big 5 Sporting Goods Corp.	211,400
24,600	Boot Barn Holdings, Inc. (a)	243,294
22,986	Build-A-Bear Workshop, Inc. (a)	203,426
26,383	Carriage Services, Inc.	715,507
9,000	Central Garden and Pet Co., Class A (a)	312,480
16,199	CRA International, Inc.	572,311
101,785	Crown Crafts, Inc.	839,726
23,100	Entercom Communications Corp., Class A	330,330
77,086	Entravision Communications Corp., Class A	477,933
9,663	Ethan Allen Interiors, Inc.	296,171
23,094	Fiesta Restaurant Group, Inc. (a)	558,875
30,381	Horizon Global Corp. (a)	421,688
18,300	K12, Inc. (a)	350,445
15,700	M/I Homes, Inc. (a)	384,650
10,700	MarineMax, Inc. (a)	231,655
9,400	Perry Ellis International, Inc. (a)	201,912
15,775	Saga Communications, Inc., Class A	805,314
8,600	Stoneridge, Inc. (a)	156,004
11,400	The Marcus Corp.	365,940
78,556	TravelCenters of America, LLC (a)	479,192
30,404	William Lyon Homes, Class A (a)	626,930
15,259	Winmark Corp.	1,724,267
12,200	Winnebago Industries, Inc.	356,850
38,800	ZAGG, Inc. (a)	279,360
		13,787,744
Consumer Staples - 1.8%
13,277	Core-Mark Holding Co., Inc.	414,109
33,773	Inventure Foods, Inc. (a)	149,277
3,500	John B Sanfilippo & Son, Inc. (a)	256,165
6,600	Medifast, Inc.	292,842
12,400	Minerva Neurosciences, Inc. (a)	100,440
10,782	Omega Protein Corp.	216,179
4,800	Seneca Foods Corp., Class A (a)	173,280
		1,602,292
Energy - 4.7%
124,400	Abraxas Petroleum Corp. (a)	251,288
19,400	Archrock, Inc.	240,560
45,200	Cloud Peak Energy, Inc. (a)	207,016
31,400	Dawson Geophysical Co. (a)	174,584
55,525	Natural Gas Services Group, Inc. (a)	1,446,426
76,529	Newpark Resources, Inc. (a)	619,885
42,200	Pioneer Energy Services Corp. (a)	168,800
32,900	SunCoke Energy, Inc. (a)	294,784
26,529	Unit Corp. (a)	640,941
		4,044,284
Financial Services - 18.5%
22,600	Ashford Hospitality Prime, Inc. REIT	239,786
154,795	Atlas Financial Holdings, Inc. (a)	2,112,952
16,600	Banc of California, Inc.	343,620
16,200	Berkshire Hills Bancorp, Inc.	584,010
20,175	Cass Information Systems, Inc.	1,333,568
20,500	CenterState Banks, Inc.	530,950
16,000	Central Valley Community Bancorp	328,000
27,000	Crawford & Co., Class B	270,810
7,100	CU Bancorp (a)	281,515
3,329	Diamond Hill Investment Group, Inc. (a)	647,657
16,300	Enterprise Financial Services Corp.	691,120
Shares	Security Description	Value
16,700	Financial Institutions, Inc.	$550,265
6,500	First Connecticut Bancorp, Inc./Farmington CT	161,200
12,600	First Defiance Financial Corp.	623,826
10,500	First Internet Bancorp	309,750
10,000	First Merchants Corp.	393,200
44,684	Fortress Transportation & Infrastructure Investors, LLC	666,238
8,900	Heartland Financial USA, Inc.	444,555
24,100	MainSource Financial Group, Inc.	793,613
5,800	Meta Financial Group, Inc.	513,300
66,681	NMI Holdings, Inc., Class A (a)	760,163
35,400	OFG Bancorp	417,720
11,500	Old Line Bancshares, Inc.	327,520
8,200	Peapack Gladstone Financial Corp.	242,638
14,500	PennyMac Financial Services, Inc., Class A (a)	247,225
14,050	Premier Financial Bancorp, Inc.	295,472
48,405	Pzena Investment Management, Inc., Class A	476,305
8,300	RE/MAX Holdings, Inc.	493,435
20,700	Walker & Dunlop, Inc. (a)	862,983
		15,943,396
Health Care - 18.4%
4,952	Aclaris Therapeutics, Inc. (a)	147,669
77,300	Addus HomeCare Corp. (a)	2,473,600
4,500	Almost Family, Inc. (a)	218,700
22,328	AMAG Pharmaceuticals, Inc. (a)	503,496
19,500	Applied Genetic Technologies Corp. (a)	134,550
16,100	Ardelyx, Inc. (a)	203,665
31,799	Avadel Pharmaceuticals PLC, ADR (a)	307,814
4,500	BioSpecifics Technologies Corp. (a)	246,600
42,947	BioTelemetry, Inc. (a)	1,243,316
31,463	Capital Senior Living Corp. (a)	442,370
47,993	Cross Country Healthcare, Inc. (a)	689,179
39,682	Dynavax Technologies Corp. (a)	236,108
5,700	Enanta Pharmaceuticals, Inc. (a)	175,560
71,900	Enzo Biochem, Inc. (a)	601,803
14,941	Fluidigm Corp. (a)	85,014
68,619	Fortress Biotech, Inc. (a)	253,890
67,800	Harvard Bioscience, Inc. (a)	176,280
12,203	Heron Therapeutics, Inc. (a)	183,045
3,200	Heska Corp. (a)	335,936
25,024	National Research Corp., Class A	492,973
17,719	National Research Corp., Class B	698,129
126,628	NeoGenomics, Inc. (a)	999,095
32,451	Neos Therapeutics, Inc. (a)	233,647
38,200	OraSure Technologies, Inc. (a)	493,926
3,482	Paratek Pharmaceuticals, Inc. (a)	67,028
137,100	PharmAthene, Inc. (a)	111,257
16,800	Progenics Pharmaceuticals, Inc. (a)	158,592
15,134	Repligen Corp. (a)	532,717
16,100	SciClone Pharmaceuticals, Inc. (a)	157,780
34,542	SeaSpine Holdings Corp. (a)	271,155
8,391	Sucampo Pharmaceuticals, Inc., Class A (a)	92,301
17,020	Supernus Pharmaceuticals, Inc. (a)	532,726
95,431	Tandem Diabetes Care, Inc. (a)	114,517
28,230	Utah Medical Products, Inc.	1,758,729
10,900	Versartis, Inc. (a)	232,715
10,654	Xencor, Inc. (a)	254,844
		15,860,726
Materials & Processing - 5.7%
15,995	Chase Corp.	1,525,923

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value
25,915	Culp, Inc.	$808,548
19,603	KMG Chemicals, Inc.	903,110
6,800	Patrick Industries, Inc. (a)	482,120
38,718	Quanex Building Products Corp.	784,040
5,995	US Concrete, Inc. (a)	386,977
		4,890,718
Producer Durables - 17.2%
6,400	Argan, Inc.	423,360
29,600	Casella Waste Systems, Inc. (a)	417,656
12,500	Columbus McKinnon Corp.	310,250
23,000	Control4 Corp. (a)	363,170
12,900	Ducommun, Inc. (a)	371,391
14,198	DXP Enterprises, Inc. (a)	537,678
15,000	Global Brass & Copper Holdings, Inc.	516,000
14,929	GP Strategies Corp. (a)	377,704
111,412	Graham Corp.	2,562,476
9,300	Heidrick & Struggles International, Inc.	245,055
31,740	Kornit Digital, Ltd. (a)	606,234
8,800	Lydall, Inc. (a)	471,680
10,041	Marten Transport, Ltd.	235,461
4,839	NV5 Global, Inc. (a)	181,946
31,680	SP Plus Corp. (a)	1,069,200
57,720	Thermon Group Holdings, Inc. (a)	1,202,885
165,175	Transcat, Inc. (a)	2,097,723
20,599	Tutor Perini Corp. (a)	655,048
78,429	UFP Technologies, Inc. (a)	2,031,311
5,100	VSE Corp.	208,080
		14,884,308
Technology - 12.9%
120,705	American Software, Inc., Class A	1,240,848
73,700	AXT, Inc. (a)	427,460
37,200	Blucora, Inc. (a)	643,560
43,676	CalAmp Corp. (a)	733,320
38,874	Callidus Software, Inc. (a)	829,960
21,700	Carbonite, Inc. (a)	440,510
36,200	DHI Group, Inc. (a)	142,990
104,300	Extreme Networks, Inc. (a)	783,293
48,119	Five9, Inc. (a)	792,039
24,900	Kimball Electronics, Inc. (a)	422,055
101,800	Limelight Networks, Inc. (a)	262,644
29,500	MagnaChip Semiconductor Corp. (a)	281,725
44,900	MeetMe, Inc. (a)	264,461
10,900	Nova Measuring Instruments, Ltd. (a)	202,631
11,500	Novanta, Inc (a)	305,325
52,675	Ooma, Inc. (a)	524,116
17,000	PCM, Inc. (a)	476,850
32,526	PDF Solutions, Inc. (a)	735,738
26,500	Rudolph Technologies, Inc. (a)	593,600
41,262	TrueCar, Inc. (a)	638,323
49,500	Xcerra Corp. (a)	440,055
		11,181,503
Utilities - 1.4%
72,300	Atlantic Power Corp. (a)	191,595
76,843	Boingo Wireless, Inc. (a)	998,190
		1,189,785
Total Common Stock (Cost $69,487,507)		83,384,756
Investment Companies - 0.8%
9,875	SPDR S&P Biotech ETF (Cost $577,454)	684,733
Money Market Fund - 3.5%
2,992,919	BlackRock Liquidity Funds FedFund Portfolio, 0.59% (b) (Cost $2,992,919)	2,992,919
Value
Total Investments - 100.9% (Cost $73,057,880)*	$87,062,408
Other Assets & Liabilities, Net – (0.9)%	(797,410)
Net Assets – 100.0%	$86,264,998

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$16,428,214
Gross Unrealized Depreciation	(2,423,686)
Net Unrealized Appreciation	$14,004,528

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$84,069,489
Level 2 - Other Significant Observable Inputs	2,992,919
Level 3 - Significant Unobservable Inputs	-
Total	$87,062,408

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 3, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	May 3, 2017